INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD AND PUT RIGHT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD AND PUT RIGHT LIABILITIES
Summary of group long term investment measured under equity method

	For the period from
	September 15, 2020 to	For the year ended		For the year ended
	December 31, 2020	December 31, 2021		December 31, 2022
	I-Mab	I-Mab	Other equity	I-Mab	Other equity
	Hangzhou	Hangzhou	investments	Hangzhou	investments
Operating data:
Revenue	271	5,660	—	103,826	—
Loss from operations	(85,945)	(295,186)	(3,513)	(356,734)	(5,565)
Net Loss	(85,945)	(290,586)	(3,513)	(346,322)	(5,565)

	As of December 31,
	2021		2022
	I-Mab	Other equity	I-Mab	Other equity
	Hangzhou	investments	Hangzhou	investments
Balance sheet data:
Current assets	602,047	20,037	499,665	81,683
Non-current assets	1,207,132	40,000	1,432,328	135,347
Current liabilities	168,763	50	281,587	107
Non-current liabilities	176,436	—	232,083	—
Non-controlling interests	—	—	—	—

Summary of estimate the fair value of the put right using the following assumptions

	As of		As of
	December 31,		December 31,
Put right liabilities - Series A	2021		2022
Expected terms (Year)		2.7		1.7
Estimated volatility		34.5%		33.9%
Spot price	US$	171,134	US$	148,276
Probability of triggering event for redemption option		70%		70%

	As of		As of
	August 19,		December 31,
Put right liabilities - Series B	2022		2022
Expected terms (Year)		2.1		1.7
Estimated volatility		31.3%		31.1%
Spot price	US$	36,570	US$	36,516
Probability of triggering event for redemption option		70%		70%